TANGIBLE ASSETS - Operating Lease (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 2,027.4		$ 6,588,483	$ 6,654,006	[2]
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			9,668,799	9,355,172		$ 9,054,173	$ 8,758,542
Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			(3,074,412)	(2,693,773)		(2,492,071)	(2,243,410)
Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			(5,904)	(7,393)		(2,587)	(1,084)
Property, plant and equipment under operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			4,210	4,076
Property, plant and equipment under operating leases | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			7,784	7,682		7,047	10,491
Property, plant and equipment under operating leases | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			(3,571)	(3,606)		(4,883)	(7,064)
Property, plant and equipment under operating leases | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			(3)			$ (88)	$ (67)
Property, plant and equipment under operating leases | Office Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			98	203
Property, plant and equipment under operating leases | Office Equipment | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			(98)	(203)
Property, plant and equipment under operating leases | Computer Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			2,401	1,879
Property, plant and equipment under operating leases | Computer Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			4,041	3,363
Property, plant and equipment under operating leases | Computer Equipment | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			(1,641)	(1,484)
Property, plant and equipment under operating leases | Computer Equipment | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			1
Property, plant and equipment under operating leases | Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			1,524	1,793
Property, plant and equipment under operating leases | Motor vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			3,176	3,627
Property, plant and equipment under operating leases | Motor vehicles | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			(1,648)	(1,834)
Property, plant and equipment under operating leases | Motor vehicles | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			(4)
Property, plant and equipment under operating leases | Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			285	404
Property, plant and equipment under operating leases | Machinery | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			469	489
Property, plant and equipment under operating leases | Machinery | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			$ (184)	$ (85)

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.